Shareholders’ Equity - Schedule of Stockholders Equity (Details) - shares	1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Authorized share capital
Authorized share capital (in shares)		365,000,000		365,000,000		365,000,000
Issued shares, treasury shares and outstanding share capital
Issued (in shares)		315,400,000	244,400,000	315,400,000	244,400,000	315,400,000
Treasury shares (in shares)		6,887,259		6,887,259		8,184,581
Outstanding (in shares)		308,512,741		308,512,741		307,215,419
Share options exercised in period (in shares)		2,011,666	0	2,470,000	0
Movement in treasury shares (in shares)	1,700,000	1,700,000		1,700,000
Treasury shares
Issued shares, treasury shares and outstanding share capital
Shares issued (in shares)		2,511,666		2,997,322
RSUs
Issued shares, treasury shares and outstanding share capital
Vested RSU in priod (in shares)		500,000	0	527,322	0